UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22380
Investment Company Act File Number
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place Boston, MA 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, MA 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Advantaged Bond and Option Strategies Fund
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 77.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 2.0%
Vermont Municipal Bond Bank, 4.00%, 12/1/17	$2,515	$2,886,842
Vermont Municipal Bond Bank, 5.00%, 12/1/19	705	865,148

		$3,751,990

Education — 2.8%
Alabama Public School and College Authority, 5.00%, 12/1/17	$2,395	$2,872,611
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/20	2,000	2,486,520

		$5,359,131

Escrowed/Prerefunded — 1.5%
Harris County, TX, Flood Control District, Prerefunded to 10/1/14, 5.25%, 10/1/20	$2,545	$2,896,643

		$2,896,643

General Obligations — 36.6%
Alexandria, VA, 4.00%, 7/1/16	$2,980	$3,399,137
Beaufort County, SC, School District, 5.00%, 3/1/19	5,370	6,502,801
Bedford, MA, 4.00%, 8/15/16	1,380	1,578,127
Carrollton, TX, 3.00%, 8/15/15	100	108,657
Charleston County, SC, School District, 5.00%, 2/1/19(1)	7,020	8,484,793
Dakota County, MN, Community Development Agency, 3.00%, 1/1/13	150	154,802
Dakota County, MN, Community Development Agency, 3.00%, 1/1/14	900	950,859
Florida Board of Education, 5.00%, 6/1/17	2,010	2,389,387
Frederick County, MD, 4.00%, 2/1/15	555	616,355
Georgia, 4.00%, 9/1/16	3,500	3,999,345
Georgia, 5.00%, 7/1/17	600	723,768
Georgia, 5.00%, 7/1/19	3,070	3,774,074
Hoover, AL, Board of Education Capital Outlay Warrants, 5.00%, 2/15/14	2,815	3,089,125
Hopkinton, MA, 4.00%, 7/15/16	240	271,570
Howard County, MD, 4.00%, 2/15/21	1,000	1,141,410
Liberty Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	515	390,365
Loudoun County, VA, 5.00%, 12/1/17	2,015	2,457,736
Maricopa County, AZ, Community College District, 3.00%, 7/1/18	1,605	1,731,169
Massachusetts, 5.50%, 10/1/15	400	474,088
Montgomery County, MD, 5.00%, 9/1/15	3,330	3,740,156
Montgomery County, MD, 5.00%, 8/1/20	1,365	1,691,999
Morris County, NJ, 5.00%, 2/15/14	1,650	1,825,692
New York, 5.00%, 4/15/15	500	575,285
Richardson, TX, 5.00%, 2/15/18	2,790	3,358,741
United Independent School District, TX, 5.00%, 8/15/20	2,000	2,424,060
Utah, 5.00%, 7/1/19	8,300	10,223,774
Wake, NC, 5.00%, 3/1/21	1,000	1,242,790
Wisconsin, 5.00%, 5/1/20	2,255	2,737,660

		$70,057,725

Insured-Escrowed/Prerefunded — 5.3%
Anchorage, AK, (FGIC), Prerefunded to 9/1/13, 5.00%, 9/1/20	$1,750	$1,904,403
Benton County, WA, School District No. 400, (AGM), Prerefunded to 6/1/13, 5.00%, 12/1/20	6,055	6,521,356
Houston, TX, Water & Sewer System Revenue, (AGM), Escrowed to Maturity, 0.00%, 12/1/20	2,050	1,657,097

		$10,082,856

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-General Obligations — 0.4%
Houston, TX, (NPFG), 5.25%, 3/1/14	$785	$874,254

		$874,254

Insured-Transportation — 0.6%
New York State Thruway Authority, (AGM), 5.00%, 3/15/14	$1,000	$1,108,740

		$1,108,740

Special Tax Revenue — 5.9%
New York State Urban Development Corp., 5.00%, 1/1/15	$2,125	$2,398,891
New York State Urban Development Corp., 5.00%, 12/15/17	7,415	8,919,578

		$11,318,469

Transportation — 17.3%
Massachusetts Bay Transportation Authority, (Sales Tax), Prerefunded to 7/1/18, 5.00%, 7/1/31	$5,000	$6,172,150
New York City Transitional Finance Authority, (Future Tax), Prerefunded to 8/1/13, 5.00%, 8/1/21	3,000	3,255,780
New York State Thruway Authority, 5.00%, 4/1/18(2)	20,000	23,655,000

		$33,082,930

Water and Sewer — 4.8%
Massachusetts Water Pollution Abatement Trust, 4.00%, 8/1/17	$1,860	$2,137,847
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/21	2,025	2,554,841
New Jersey Environmental Infrastructure Trust, 5.00%, 9/1/18	2,200	2,700,214
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/21	1,515	1,810,289

		$9,203,191

Total Tax-Exempt Municipal Securities — 77.2% (identified cost $142,089,914)		$147,735,929

Call Options Purchased — 0.1%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
S&P 500 Index	286	$1,265	10/22/11	$55,770
S&P 500 Index FLEX	289	1,310	10/5/11	—
S&P 500 Index FLEX	289	1,305	10/6/11	1
S&P 500 Index FLEX	288	1,285	10/7/11	59
S&P 500 Index FLEX	290	1,310	10/11/11	125
S&P 500 Index FLEX	266	1,330	10/13/11	66
S&P 500 Index FLEX	264	1,340	10/14/11	49
S&P 500 Index FLEX	267	1,340	10/18/11	301
S&P 500 Index FLEX	292	1,320	10/19/11	1,603
S&P 500 Index FLEX	288	1,305	10/26/11	12,785
S&P 500 Index FLEX	287	1,285	10/27/11	32,051
S&P 500 Index FLEX	287	1,285	10/28/11	35,318

Total Call Options Purchased (identified cost $745,179)				$138,128

Put Options Purchased — 0.9%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
S&P 500 Index	286	$945	10/22/11	$152,295
S&P 500 Index FLEX	289	1,035	10/5/11	34,911
S&P 500 Index FLEX	289	1,000	10/6/11	19,054
S&P 500 Index FLEX	288	970	10/7/11	12,770
S&P 500 Index FLEX	290	975	10/11/11	48,575
S&P 500 Index FLEX	266	1,005	10/13/11	110,977
S&P 500 Index FLEX	264	1,015	10/14/11	147,706

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
S&P 500 Index FLEX	267	$1,030	10/18/11	$268,601
S&P 500 Index FLEX	292	1,015	10/19/11	258,968
S&P 500 Index FLEX	288	995	10/26/11	315,222
S&P 500 Index FLEX	287	955	10/27/11	218,280
S&P 500 Index FLEX	287	950	10/28/11	220,666

Total Put Options Purchased (identified cost $2,304,879)				$1,808,025

Short-Term Investments — 30.2%

Tax-Exempt Municipal Securities — 4.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Texas, 2.50%, 8/30/12	$7,500	$7,658,325

Total Tax-Exempt Municipal Securities (identified cost $7,652,092)		$7,658,325

U.S. Treasury Obligations — 5.2%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.105%, 12/29/11	$10,000	$9,997,404

Total U.S. Treasury Obligations (identified cost $9,997,404)		$9,997,404

Other Securities — 21.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	$40,121	$40,120,811

Total Other Securities (identified cost $40,120,811)		$40,120,811

Total Short-Term Investments (identified cost $57,770,307)		$57,776,540

Total Investments — 108.4% (identified cost $202,910,279)		$207,458,622

Call Options Written — (0.4)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
S&P 500 Index	286	$1,210	10/22/11	$(281,710)
S&P 500 Index FLEX	289	1,255	10/5/11	(200)
S&P 500 Index FLEX	289	1,250	10/6/11	(926)
S&P 500 Index FLEX	288	1,230	10/7/11	(9,249)
S&P 500 Index FLEX	290	1,255	10/11/11	(8,337)
S&P 500 Index FLEX	266	1,270	10/13/11	(5,583)
S&P 500 Index FLEX	264	1,280	10/14/11	(4,041)
S&P 500 Index FLEX	267	1,280	10/18/11	(10,600)
S&P 500 Index FLEX	292	1,265	10/19/11	(27,777)
S&P 500 Index FLEX	288	1,250	10/26/11	(99,568)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
S&P 500 Index FLEX	287	$1,230	10/27/11	$(188,289)
S&P 500 Index FLEX	287	1,230	10/28/11	(198,546)

Total Call Options Written (premiums received $3,609,796)				$(834,826)

Put Options Written — (2.0)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
S&P 500 Index	286	$1,000	10/22/11	$(284,570)
S&P 500 Index FLEX	289	1,090	10/5/11	(192,834)
S&P 500 Index FLEX	289	1,055	10/6/11	(95,428)
S&P 500 Index FLEX	288	1,025	10/7/11	(57,359)
S&P 500 Index FLEX	290	1,030	10/11/11	(143,392)
S&P 500 Index FLEX	266	1,065	10/13/11	(303,936)
S&P 500 Index FLEX	264	1,075	10/14/11	(380,339)
S&P 500 Index FLEX	267	1,090	10/18/11	(588,843)
S&P 500 Index FLEX	292	1,070	10/19/11	(524,219)
S&P 500 Index FLEX	288	1,050	10/26/11	(559,794)
S&P 500 Index FLEX	287	1,010	10/27/11	(387,388)
S&P 500 Index FLEX	287	1,005	10/28/11	(386,484)

Total Put Options Written (premiums received $3,968,881)				$(3,904,586)

Other Assets, Less Liabilities — (8.4)%				$(16,066,232)

Net Assets — 100.0%				$191,392,390

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

FGIC	-	Financial Guaranty Insurance Company.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At September 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	20.9%
		Texas	10.2%
		Others, representing less than 10% individually	50.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2011, 5.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 4.5% of total investments.

(1)		When-issued security.

(2)		Security (or a portion thereof) has been pledged as collateral for written option contracts.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $20,968.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$202,357,471

Gross unrealized appreciation	$6,581,658
Gross unrealized depreciation	(1,480,507)

Net unrealized appreciation	$5,101,151

Written call and put options activity for the fiscal year to date ended September 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	6,402	$3,679,826
Options written	60,182	44,617,228
Options terminated in closing purchase transactions	(11,912)	(7,646,693)
Options expired	(47,886)	(33,071,684)

Outstanding, end of period	6,786	$7,578,677

At September 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investments objectives. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At September 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $1,946,153 and $4,739,412, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$147,735,929	$—	$147,735,929
Call Options Purchased	55,770	82,358	—	138,128
Put Options Purchased	152,295	1,655,730	—	1,808,025
Short-Term Investments —
Tax-Exempt Municipal Securities	—	7,658,325	—	7,658,325
U.S. Treasury Obligations	—	9,997,404	—	9,997,404
Other Securities	—	40,120,811	—	40,120,811

Total Investments	$208,065	$207,250,557	$—	$207,458,622

Liability Description

Call Options Written	$(281,710)	$(553,116)	$—	$(834,826)
Put Options Written	—	(3,904,586)	—	(3,904,586)

Total	$(281,710)	$(4,457,702)	$—	$(4,739,412)

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund
By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: November 23, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 23, 2011